Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	$ (19,059)	¥ (133,285)	¥ (123,121)	¥ (165,120)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,603	11,207	8,917	6,545
Shared-based compensation	40	279	2,430	(885)
(Gain)/loss from disposal of property, equipment and software	54	378	183	(350)
Equity in loss/(income) of affiliates	(516)	(3,608)	5,061	7,276
Changes in fair value for equity securities	(175)	(1,221)	(8,387)	80,923
Inventory write-downs	490	3,427	12,722	9,270
Foreign exchange loss/(income)	(545)	(3,811)	2,330	8,313
Amortization of right of use assets	318	2,223	3,601	1,742
Loss/(gain) on disposal of long-term investments and subsidiaries	891	6,234	(272)	23
Reverse stock splits expense			1,524	4,356
Allowance for expected credit losses	11,869	83,001	15,364	37,098
Impairment of long-lived assets other than goodwill			26,090
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	7,647	53,480	8,271	(39,363)
Decrease/(increase) in inventories	(2,142)	(14,979)	546	2,665
Decrease/(increase) in advance to suppliers	(53)	(368)	4,248	18,683
Decrease/(increase) in prepaid expenses and other current assets	(2,388)	(16,708)	12,930	32,464
Decrease/(increase) in other non-current assets	39	273	(128)	932
(Increase)/decrease in amounts due from related parties	62	437	699	(1,159)
Decrease in accounts payable	(729)	(5,100)	(29,745)	(24,722)
Decrease in incentive payables to members	(2,203)	(15,404)	(58,850)	(82,442)
(Decrease)/increase in member management fees payable	49	341	(3,110)	(6,714)
(Decrease)/increase in deferred revenue	360	2,519	(816)	(12,335)
Decrease in amount due to related parties	(16)	(109)	(1,890)	(7,073)
Decrease in other payable and accrued liabilities	(3,858)	(26,986)	(4,679)	(40,989)
Net cash used in operating activities	(8,262)	(57,780)	(126,082)	(170,862)
Cash flows from investing activities:
Purchase of property, equipment and software	(9,838)	(68,795)	(15,888)	(12,407)
Proceeds from disposal of property, equipment and software	21	145	105	640
Cash paid for short term investments	(6,180)	(43,215)		(7,159)
Cash received from maturity of short-term investments			7,350	214,374
Cash received from factorings services	8	59	850	50,694
Cash paid for loans provided to a third party	(5,191)	(36,300)
Cash received from repayment of loans provided to third parties	6,398	44,744	11,075	83,439
Cash received from disposal of long-term investments	1,121	7,836	4,158	3,481
Impact to cash resulting from deconsolidation of subsidiaries, net	715	5,000	2,021	1,743
Cash paid for long-term investments	(71)	(500)		(40,770)
Cash dividends received from long-term investments	400	2,796	559
Purchase of land use rights			(176,645)
Cash received from acquisition of a subsidiary, net			85
Net cash generated from/(used in) investing activities	(12,617)	(88,230)	(166,330)	294,035
Cash flows from financing activities:
Cash paid for repurchase of common stocks				(20,978)
Cash paid for reverse stock splits expense	(103)	(719)	(805)	(4,356)
Cash paid to a non-controlling shareholder			(196)
Proceed from short-term bank loans	17,407	121,730
Repayment of short-term bank loans	(11,680)	(81,680)
Cash used in merchant settlement, net	(91)	(635)	(12,318)	(17,399)
Net cash (used in)/generated from financing activities	5,533	38,696	(13,319)	(42,733)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(452)	(3,161)	3,852	7,528
Net increase/(decrease) in cash, cash equivalents and restricted cash	(15,798)	(110,475)	(301,879)	87,968
Cash, cash equivalents and restricted cash at beginning of the year	34,725	242,832	544,711	456,743
Cash, cash equivalents and restricted cash at the end of the year	18,927	132,357	242,832	544,711
Supplemental disclosure of cash flow information
Cash paid for income tax	257	1,796	3,532	4,128
Cash paid for interest expenses	72	¥ 504
Cash and cash equivalents	15,671			517,542
Restricted cash(Note 2.9)	3,256			27,169
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 18,927			¥ 544,711